Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Other Payables and Accrued Expenses [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	NOTE 6: - OTHER PAYABLES AND ACCRUED EXPENSES
	December 31,
	2022	2023

Employees and payroll accruals	$907	$1,159
Accrued expenses	1,276	2,236
Related parties	63	79

	$2,246	$3,474